Disposition of a Subsidiary - Additional Information (Detail) CAD in Millions, $ in Millions			3 Months Ended	12 Months Ended
	May 05, 2017 CAD	May 05, 2017 USD ($)	Jun. 30, 2017 CAD	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD
Disclosure of disposal of subsidiaries [line items]
Current tax expense				CAD 192.9	CAD 37.7
Deferred taxes				(26.4)	CAD 12.6
Disposal of major subsidiary [member]
Disclosure of disposal of subsidiaries [line items]
Name of subsidiary	Innovyze	Innovyze
Gross proceeds from sale of subsidiaries	CAD 369.1	$ 270.0		369.1
Cash proceeds from sale of subsidiaries	CAD 336.9			336.9
Repayment of long term debt				CAD 221.3
Current tax expense			CAD 124.1
Deferred taxes			CAD 29.6